Vanguard Inflation-Protected Securities Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	1.12%	3.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.77%	0.92%	2.88%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	(1.15%)	1.35%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	(0.19%)	1.55%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	1.03%	2.98%